Revenue - Disaggregation of Revenue (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 34,531		$ 673,202	$ 556,261	$ 492,966
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			418,807	355,920	320,694
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			70,737	59,973	62,758
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			45,733	17,548	14,800
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			11,034	8,546	5,531
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			35,423	54,709	47,208
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			3,886	3,371	3,124
Ecuador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			9,791	9,079	9,467
Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			220,251	189,376	178,599
Proximity Division - Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			233,884	198,066	180,826
Proximity Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			9,809	0	0
Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			74,800	73,027	65,172
Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			51,502	39,865	34,313
Logistics and Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			65,785	42,603	26,060
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			17,171	13,324	7,996
Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			695,336	576,505	513,265
Operating segments | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			468,759	393,569	356,907
Operating segments | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			49,704	28,077	12,265
Operating segments | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			167,064	154,859	144,093
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			9,809	0	0
Operating segments | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			226,740	194,804	183,615
Operating segments | Coca-Cola FEMSA | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			131,002	115,794	106,783
Operating segments | Coca-Cola FEMSA | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Coca-Cola FEMSA | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			95,738	79,010	76,832
Operating segments | Coca-Cola FEMSA | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Division - Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			233,958	198,586	181,277
Operating segments | Proximity Division - Americas | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			229,331	195,990	179,218
Operating segments | Proximity Division - Americas | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			17	11	15
Operating segments | Proximity Division - Americas | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			4,610	2,585	2,044
Operating segments | Proximity Division - Americas | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			9,809	0	0
Operating segments | Proximity Europe | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			9,809	0	0
Operating segments | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			74,800	73,027	65,172
Operating segments | Health Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			21,212	10,814	9,716
Operating segments | Health Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Health Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			53,588	62,213	55,456
Operating segments | Health Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			51,813	39,922	34,322
Operating segments | Fuel Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			51,813	39,922	34,322
Operating segments | Fuel Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Fuel Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Fuel Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Logistics and Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			72,539	48,412	31,568
Operating segments | Logistics and Distribution | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			13,163	11,789	11,349
Operating segments | Logistics and Distribution | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			49,351	27,787	11,563
Operating segments | Logistics and Distribution | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			10,025	8,836	8,656
Operating segments | Logistics and Distribution | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			25,677	21,754	17,311
Operating segments | Others | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			22,238	19,260	15,519
Operating segments | Others | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			336	279	687
Operating segments | Others | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			3,103	2,215	1,105
Operating segments | Others | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Goods Offered For Sale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			666,703	548,439	487,105
Operating segments | Goods Offered For Sale | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			226,740	194,804	183,615
Operating segments | Goods Offered For Sale | Proximity Division - Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			233,958	198,586	181,277
Operating segments | Goods Offered For Sale | Proximity Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			9,809	0	0
Operating segments | Goods Offered For Sale | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			74,800	73,027	65,172
Operating segments | Goods Offered For Sale | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			51,697	39,585	34,322
Operating segments | Goods Offered For Sale | Logistics and Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			49,534	27,623	11,276
Operating segments | Goods Offered For Sale | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			20,166	14,814	11,443
Material reconciling items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(22,134)	(20,244)	(20,299)
Material reconciling items | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(6,489)	(5,428)	(5,016)
Material reconciling items | Proximity Division - Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(74)	(520)	(451)
Material reconciling items | Proximity Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(311)	(57)	(9)
Material reconciling items | Logistics and Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(6,754)	(5,809)	(5,508)
Material reconciling items | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(8,506)	(8,430)	(9,315)
Material reconciling items | Services Provided To Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			28,633	28,066	26,160
Material reconciling items | Services Provided To Customers | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Proximity Division - Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Proximity Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			116	337	0
Material reconciling items | Services Provided To Customers | Logistics and Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			23,005	20,789	20,292
Material reconciling items | Services Provided To Customers | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			$ 5,511	$ 6,940	$ 5,868

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3